Investment in Financial Assets (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands									1 Months Ended	6 Months Ended		12 Months Ended
	Oct. 24, 2025 USD ($)	Oct. 24, 2025 ILS (₪)	Sep. 30, 2025 USD ($)	Feb. 27, 2025 USD ($)	Jun. 09, 2024 USD ($)	Apr. 10, 2024	Jun. 25, 2023 USD ($)	Jun. 25, 2023 ILS (₪) ₪ / shares	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 ₪ / shares	Dec. 31, 2024 ₪ / shares	Sep. 26, 2024 $ / shares	Sep. 05, 2024 USD ($)	Jan. 14, 2024 USD ($)
Investment in Financial Assets [Line Items]
Investing amount							$ 689	₪ 2,500
Ordinary shares par value (in New Shekels per share) | (per share)								₪ 0.05					₪ 0.152	₪ 0.184	$ 0.0001
Comprehensive loss										$ 27
Loan amount					$ 1,000											$ 1,850
Interest rate													9.00%
Financing amount					4,250					$ 4,250
Repaid installments amount				$ 50
Percentage of share capital						49.99%
Percentage of additional loan										90.00%
Impairment of loans										$ 5,973
Accrued interest										$ 644
Forecast [Member]
Investment in Financial Assets [Line Items]
Interest rate			8.00%						8.00%
Loan repayment									$ 60
Payment of loan			$ 114
Total debt owed	$ 50,000	₪ 169,000
Share Purchase Agreement [Member]
Investment in Financial Assets [Line Items]
Ordinary shares par value (in New Shekels per share) | ₪ / shares								₪ 0.5
Bridge Loan Agreement [Member]
Investment in Financial Assets [Line Items]
Loan amount					$ 2,400											$ 4,250	$ 1,400
Interest rate													7.00%
Additional Loan Agreement [Member]
Investment in Financial Assets [Line Items]
Loan amount				$ 2,000
Interest rate				8.00%
Merger Agreement [Member]
Investment in Financial Assets [Line Items]
Percentage of share capital						50.01%